Deposits	12 Months Ended
Dec. 31, 2022
Deposits from customers [abstract]
Deposits
21. Deposits
Details of deposits as of December 31, 2021 and 2022, are as follows:

	December 31, 2021		December 31, 2022
	(In millions of Korean won)
Demand deposits
Demand deposits in Korean won	￦	180,560,022	￦	152,079,457
Demand deposits in foreign currencies		15,955,246		12,844,385

		196,515,268		164,923,842

Time deposits
Time deposits in Korean won		155,799,563		194,117,692

		155,799,563		194,117,692

Time deposits in foreign currencies		15,594,718		23,529,633
Fair value adjustments of fair value hedged time deposits in foreign currencies		(1,319)		(8,591)

		15,593,399		23,521,042

		171,392,962		217,638,734

Certificates of deposits		4,115,688		6,325,876

	￦	372,023,918	￦	388,888,452